Related party disclosures (Details) - EUR (€) € in Thousands				3 Months Ended	12 Months Ended
	Mar. 26, 2024	Mar. 22, 2024	Aug. 14, 2023	Mar. 31, 2024	Dec. 31, 2023
Related party disclosures
Right To Exercise Percentage Of Vested Virtual Shares			10.00%
Number of shares issued for exercise of stock options		786,746
Number of shares received		786,746
Beneficiaries declared the exercise of all their exercisable	786,746
Clarentis SRL
Related party disclosures
Expense recognized from related party transaction					€ 107
Consulting fees				€ 76
Pierre Kemula
Related party disclosures
Amounts payable related party transactions				20
Ralf Clemens
Related party disclosures
Expense recognized from related party transaction				230
Amounts receivable related party transactions				160
Hans Christoph Tanner
Related party disclosures
Amounts receivable related party transactions				60
Franz-Werner Haas
Related party disclosures
Amounts receivable related party transactions				€ 112